Expense Example	Oct. 02, 2026 USD ($)
Defiance Europe AI Leaders ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	227
Defiance Japan AI Leaders ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Defiance Taiwan AI Leaders ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Defiance Korea Robotics Top 10 ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Defiance Global Robotics Top 10 ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Defiance Latin America Top 10 ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	$ 227